Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current Assets Cash And Cash Equivalents
Cash at bank	$ 9,083,315	$ 3,149,909	$ 19,240,707	$ 21,278,936